Schedule of inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Auto parts and auto accessories	$ 1,387	$ 3,270
Total	$ 1,387	$ 3,270